Significant accounting policies - Impairment (Details) - joint_venture	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss, historical period used in calculation		10 years
Extension term of contract	10 years	10 years
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Number of joint ventures that signed term extension	2
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
tankers | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		20 years
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		30 years	25 years
FSOs | Asia and Africa
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life		5 years